UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23762

Fidelity Greenwood Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

Semi-Annual Report
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Consolidated Investment Summary January 31, 2024 (Unaudited)

Top Holdings (% of Fund's net assets)

U.S. Treasury Bills, yield at date of purchase 5.29% 3/14/24	90.8
Asset Allocation (% of Fund's net assets)

Consolidated Schedule of Investments January 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Treasury Obligations - 90.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% 3/14/24 (b) (Cost $101,478,211)	102,100,000	101,471,362

Money Market Funds - 10.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $11,205,393)	11,203,153	11,205,393

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $112,683,604)	112,676,755
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(934,663)
NET ASSETS - 100.0%	111,742,092

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR2 Excess Return Index	1.14%	Return of Index	At Maturity	Bank of America, N.A.	May 2024	36,369,857	(92,454)	(92,454)

The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures related to contract selection and valuation.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR MAR24 BOH4	(12,473,723)	03/24	(5,740,402)	(15.82)
SOYBEAN OIL FUTR JUL24 BON4	12,263,202	07/24	5,740,402	15.82
CORN FUTURE MAR24 C H4	(2,178,581)	03/24	(9,765,542)	(26.92)
CORN FUTURE JUL24 C N4	2,093,349	07/24	9,765,542	26.92
WTI CRUDE FUTURE MAR24 CLH4	(367,858	03/24	(27,901,276)	(76.91)
WTI CRUDE FUTURE MAY24 CLK4	369,275	05/24	27,901,276	76.91
COTTON NO.2 FUTR MAR24 CTH4	(3,459,426)	03/24	(2,946,373)	(8.12)
COTTON NO.2 FUTR JUL24 CTN4	3,381,590	07/24	2,946,373	8.12
NY HARB ULSD FUT MAR24 HOH4	(1,483,879)	03/24	(4,132,866)	(11.39)
NY HARB ULSD FUT MAY24 HOK4	1,560,85	05/24	4,132,866	11.39
COFFEE 'C' FUTURE MAR24 KCH4	(2,886,748)	03/24	(5,601,708)	(15.44)
COFFEE 'C' FUTURE JUL24 KCN4	2,949,824	07/24	5,601,708	15.44
KC HRW WHEAT FUT MAR24 KWH4	(521,250)	03/24	(3,242,187)	(8.94)
KC HRW WHEAT FUT DEC24 KWZ4	504,425	12/24	3,242,187	8.94
LME PRI ALUM FUTR MAR24 LAH24	(3,205)	03/24	(7,270,409)	(20.04)
LME PRI ALUM FUTR MAY24 LAK24	3,174	05/24	7,270,409	20.04
LIVE CATTLE FUTR APR24 LCJ4	(3,626,130)	04/24	(6,552,443)	(18.06)
LIVE CATTLE FUTR AUG24 LCQ4	3,662,121	08/24	6,552,443	18.06
LEAN HOGS FUTURE APR24 LHJ4	(4,524,050)	04/24	(3,837,514)	(10.58)
LEAN HOGS FUTURE JUN24 LHM4	3,919,849	06/24	3,837,514	10.58
LME LEAD FUTURE MAR24 LLH4	(740)	03/24	(1,632,495)	(4.50)
LME LEAD FUTURE MAY24 LLK4	740	05/24	1,632,495	4.50
LME NICKEL FUTURE MAR24 LNH4	(277)	03/24	(4,602,379)	(12.69)
LME NICKEL FUTURE MAY24 LNK4	277	05/24	4,602,379	12.69
LME COPPER FUTURE MAR24 LPH24	(1,140)	03/24	(9,661,514)	(26.63)
LME COPPER FUTURE MAY24 LPK24	1,109	05/24	9,661,514	26.63
LME ZINC FUTURE MAR24 LXH4	(1,756)	03/24	(4,416,355)	(12.17)
LME ZINC FUTURE MAY24 LXK4	1,756	05/24	4,416,355	12.17
NATURAL GAS FUT MAR24 NGH24	(5,346,999)	03/24	(11,228,683)	(30.95)
NATURAL GAS FUT JUN24 NGM24	4,739,840	06/24	11,228,683	30.95
LOW SU GASOIL G FUT MAR24 QSH4	(6,502)	03/24	(5,446,929)	(15.02)
LOW SU GASOIL G FUT MAY24 QSK4	6,841	05/24	5,446,929	15.02
SOYBEAN FUTURE MAR24 S H4	(832,070)	03/24	(10,170,068)	(28.03)
SOYBEAN FUTURE JUL24 S N4	819,005	07/24	10,170,068	28.03
SUGAR #11 (WORLD) FUT MAY24 SBK4	(24,273,852)	05/24	(5,643,677)	(15.56)
SUGAR #11 (WORLD) FUT MAY24 SBK4	24,785,549	05/24	5,643,677	15.56
SOYBEAN MEAL FUTR MAR24 SMH4	(16,763)	03/24	(6,173,985)	(17.02)
SOYBEAN MEAL FUTR JUL24 SMN4	16,855	07/24	6,173,985	17.02
WHEAT FUTURE(CBT) MAR24 WH24	(825,969)	03/24	(4,916,620)	(13.55)
WHEAT FUTURE(CBT) DEC24 W Z4	773,062	12/24	4,916,620	13.55
GASOLINE RBOB FUT MAR24 XBH4	(1,892,072)	03/24	(4,221,610)	(11.64)
GASOLINE RBOB FUT MAY24 XBK4	1,712,704	05/24	4,221,610	11.64

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BABXFMR3 Excess Return Index	0.15%	Return of Index	At Maturity	Bank of America, N.A.	May 2024	25,775,166	13,763	13,763

The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short commodity futures and options to hedge market movements.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
WTI CRUDE FUTURE MAR24 CLH4	270	03/24	21,046	0.08
WTI CRUDE FUTURE APR24 CLJ4	270	04/24	26,443	0.10
WTI CRUDE FUTURE MAY24 CLK4	-	05/24	2,159	0.01
WTI CRUDE FUTURE JUN24 CLM4	809	06/24	63,678	0.25
BRENT CRUDE FUTR APR24 COJ4	540	04/24	48,298	0.19
BRENT CRUDE FUTR MAY24 COK4	(270)	05/24	(12,142)	(0.05)
BRENT CRUDE FUTR JUN24 COM4	540	06/24	32,649	0.13
BRENT CRUDE FUTR JUL24 CON4	540	07/24	45,870	0.18
Options Description	Number of Contracts	Notional Value ($)	Exercise Price ($)	Expiration Date	Weight (%)
WTI CRUDE FUTURE MAR24 CLH4 CALL 109 02/14/2024	1,619	0	109	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 113 02/14/2024	1,619	0	113	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 116 02/14/2024	1,619	0	116	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 118 02/14/2024	1,619	0	118	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 122 02/14/2024	2,968	0	122	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 123 02/14/2024	1,349	0	123	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 124 02/14/2024	1,349	0	124	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 128 02/14/2024	2,698	0	128	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 129 02/14/2024	1,349	0	129	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 133 02/14/2024	1,349	0	133	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 134 02/14/2024	1,349	0	134	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 135 02/14/2024	1,349	0	135	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 136 02/14/2024	2,698	0	136	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 137 02/14/2024	2,698	0	137	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 CALL 140 02/14/2024	3,778	0	140	02/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 100 03/15/2024	3,508	270	100	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 101 03/15/2024	6,746	270	101	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 103 03/15/2024	9,983	270	103	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 107 03/15/2024	16,459	270	107	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 108 03/15/2024	9,714	0	108	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 109 03/15/2024	18,888	270	109	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 111 03/15/2024	3,238	0	111	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 112 03/15/2024	1,889	0	112	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 113 03/15/2024	1,619	0	113	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 114 03/15/2024	1,619	0	114	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 115 03/15/2024	3,238	270	115	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 117 03/15/2024	1,619	0	117	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 96 03/15/2024	3,238	270	96	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 97 03/15/2024	1,619	270	97	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 CALL 99 03/15/2024	3,238	270	99	03/24	0.00
WTI CRUDE FUTURE MAY24 CLK4 CALL 100 04/17/2024	1,619	809	100	04/24	0.00
WTI CRUDE FUTURE MAY24 CLK4 CALL 101 04/17/2024	1,619	2,428	101	04/24	0.01
WTI CRUDE FUTURE MAY24 CLK4 CALL 102 04/17/2024	4,587	1,349	102	04/24	0.01
WTI CRUDE FUTURE MAY24 CLK4 CALL 103 04/17/2024	1,619	1,349	103	04/24	0.01
WTI CRUDE FUTURE MAY24 CLK4 CALL 104 04/17/2024	1,889	809	104	04/24	0.00
WTI CRUDE FUTURE MAY24 CLK4 CALL 98 04/17/2024	1,889	540	98	04/24	0.00
WTI CRUDE FUTURE MAY24 CLK4 CALL 99 04/17/2024	1,889	540	99	04/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 CALL 104 05/16/2024	3,778	540	104	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 CALL 105 05/16/2024	7,285	1,349	105	05/24	0.01
WTI CRUDE FUTURE JUN24 CLM4 CALL 106 05/16/2024	3,508	1,889	106	05/24	0.01
WTI CRUDE FUTURE JUN24 CLM4 CALL 107 05/16/2024	17,808	809	107	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 CALL 108 05/16/2024	13,761	1,079	108	05/24	0.01
WTI CRUDE FUTURE JUN24 CLM4 CALL 109 05/16/2024	23,744	270	109	05/24	0.00
BRENT CRUDE FUTR APR24 COJ4 CALL 111 02/26/2024	3,508	0	111	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 CALL 114 02/26/2024	10,523	0	114	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 CALL 115 02/26/2024	7,015	0	115	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 CALL 120 02/26/2024	6,746	270	120	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 CALL 125 02/26/2024	5,127	0	125	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 CALL 130 02/26/2024	1,889	0	130	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 CALL 135 02/26/2024	1,889	0	135	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 CALL 140 02/26/2024	3,778	0	140	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 CALL 145 02/26/2024	7,555	0	145	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 CALL 150 02/26/2024	11,063	0	150	02/24	0.00
BRENT CRUDE FUTR MAY24 COK4 CALL 100 03/25/2024	18,078	540	100	03/24	0.00
BRENT CRUDE FUTR MAY24 COK4 CALL 101 03/25/2024	21,046	540	101	03/24	0.00
BRENT CRUDE FUTR MAY24 COK4 CALL 103 03/25/2024	7,015	1,079	103	03/24	0.01
BRENT CRUDE FUTR MAY24 COK4 CALL 104 03/25/2024	6,746	809	104	03/24	0.00
BRENT CRUDE FUTR MAY24 COK4 CALL 106 03/25/2024	1,619	540	106	03/24	0.00
BRENT CRUDE FUTR MAY24 COK4 CALL 107 03/25/2024	5,127	270	107	03/24	0.00
BRENT CRUDE FUTR MAY24 COK4 CALL 109 03/25/2024	6,746	270	109	03/24	0.00
BRENT CRUDE FUTR MAY24 COK4 CALL 113 03/25/2024	3,238	270	113	03/24	0.00
BRENT CRUDE FUTR MAY24 COK4 CALL 114 03/25/2024	4,857	270	114	03/24	0.00
BRENT CRUDE FUTR MAY24 COK4 CALL 115 03/25/2024	1,619	540	115	03/24	0.00
BRENT CRUDE FUTR MAY24 COK4 CALL 120 03/25/2024	7,285	0	120	03/24	0.00
BRENT CRUDE FUTR JUN24 COM4 CALL 107 04/25/2024	10,793	540	107	04/24	0.00
BRENT CRUDE FUTR JUN24 COM4 CALL 108 04/25/2024	7,015	2,968	108	04/24	0.01
BRENT CRUDE FUTR JUN24 COM4 CALL 109 04/25/2024	3,508	2,698	109	04/24	0.01
BRENT CRUDE FUTR JUN24 COM4 CALL 110 04/25/2024	6,746	809	110	04/24	0.00
BRENT CRUDE FUTR JUN24 COM4 CALL 111 04/25/2024	3,238	1,889	111	04/24	0.01
BRENT CRUDE FUTR JUN24 COM4 CALL 112 04/25/2024	6,476	1,349	112	04/24	0.01
BRENT CRUDE FUTR JUL24 CON4 CALL 113 05/28/2024	3,238	1,079	113	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 CALL 114 05/28/2024	1,619	809	114	05/24	0.00
BRENT CRUDE FUTR JUL24 CON4 CALL 115 05/28/2024	1,619	1,349	115	05/24	0.01
WTI CRUDE FUTURE MAR24 CLH4 PUT 51 02/14/2024	6,206	0	51	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 PUT 52 02/14/2024	7,285	0	52	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 PUT 53 02/14/2024	1,349	0	53	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 PUT 54 02/14/2024	2,698	270	54	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 PUT 55 02/14/2024	4,047	270	55	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 PUT 56 02/14/2024	2,428	270	56	02/24	0.00
WTI CRUDE FUTURE MAR24 CLH4 PUT 57 02/14/2024	2,428	0	57	02/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 PUT 47 03/15/2024	1,079	270	47	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 PUT 48 03/15/2024	3,238	270	48	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 PUT 49 03/15/2024	6,476	270	49	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 PUT 50 03/15/2024	12,952	1,079	50	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 PUT 51 03/15/2024	15,920	1,079	51	03/24	0.00
WTI CRUDE FUTURE APR24 CLJ4 PUT 52 03/15/2024	15,650	1,889	52	03/24	0.01
WTI CRUDE FUTURE MAY24 CLK4 PUT 46 04/17/2024	12,142	270	46	04/24	0.00
WTI CRUDE FUTURE MAY24 CLK4 PUT 47 04/17/2024	2,968	809	47	04/24	0.00
WTI CRUDE FUTURE MAY24 CLK4 PUT 48 04/17/2024	1,889	1,349	48	04/24	0.01
WTI CRUDE FUTURE MAY24 CLK4 PUT 49 04/17/2024	1,619	2,428	49	04/24	0.01
WTI CRUDE FUTURE MAY24 CLK4 PUT 50 04/17/2024	5,127	3,508	50	04/24	0.01
WTI CRUDE FUTURE MAY24 CLK4 PUT 51 04/17/2024	3,508	1,349	51	04/24	0.01
WTI CRUDE FUTURE MAY24 CLK4 PUT 52 04/17/2024	3,238	1,349	52	04/24	0.01
WTI CRUDE FUTURE JUN24 CLM4 PUT 48 05/16/2024	1,619	1,619	48	05/24	0.01
WTI CRUDE FUTURE JUN24 CLM4 PUT 49 05/16/2024	1,619	2,698	49	05/24	0.01
WTI CRUDE FUTURE JUN24 CLM4 PUT 50 05/16/2024	3,238	1,889	50	05/24	0.01
WTI CRUDE FUTURE JUN24 CLM4 PUT 51 05/16/2024	1,619	1,079	51	05/24	0.00
WTI CRUDE FUTURE JUN24 CLM4 PUT 52 05/16/2024	4,587	2,428	52	05/24	0.01
WTI CRUDE FUTURE JUN24 CLM4 PUT 53 05/16/2024	1,349	1,349	53	05/24	0.01
WTI CRUDE FUTURE JUN24 CLM4 PUT 54 05/16/2024	10,253	2,698	54	05/24	0.01
WTI CRUDE FUTURE JUN24 CLM4 PUT 55 05/16/2024	6,746	1,619	55	05/24	0.01
BRENT CRUDE FUTR APR24 COJ4 PUT 53 02/26/2024	16,729	0	53	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 PUT 54 02/26/2024	12,952	270	54	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 PUT 55 02/26/2024	12,952	540	55	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 PUT 56 02/26/2024	1,619	809	56	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 PUT 57 02/26/2024	9,714	809	57	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 PUT 58 02/26/2024	9,714	809	58	02/24	0.00
BRENT CRUDE FUTR APR24 COJ4 PUT 59 02/26/2024	3,238	270	59	02/24	0.00
BRENT CRUDE FUTR MAY24 COK4 PUT 51 03/25/2024	7,825	809	51	03/24	0.00
BRENT CRUDE FUTR MAY24 COK4 PUT 52 03/25/2024	6,206	540	52	03/24	0.00
BRENT CRUDE FUTR MAY24 COK4 PUT 53 03/25/2024	3,508	1,619	53	03/24	0.01
BRENT CRUDE FUTR MAY24 COK4 PUT 54 03/25/2024	13,491	1,349	54	03/24	0.01
BRENT CRUDE FUTR MAY24 COK4 PUT 55 03/25/2024	13,221	1,349	55	03/24	0.01
BRENT CRUDE FUTR JUN24 COM4 PUT 51 04/25/2024	35,886	540	51	04/24	0.00
BRENT CRUDE FUTR JUN24 COM4 PUT 52 04/25/2024	9,714	2,698	52	04/24	0.01
BRENT CRUDE FUTR JUN24 COM4 PUT 53 04/25/2024	3,238	2,698	53	04/24	0.01
BRENT CRUDE FUTR JUN24 COM4 PUT 54 04/25/2024	3,238	7,825	54	04/24	0.03
BRENT CRUDE FUTR JUN24 COM4 PUT 55 04/25/2024	2,968	2,428	55	04/24	0.01
BRENT CRUDE FUTR JUN24 COM4 PUT 56 04/25/2024	4,587	809	56	04/24	0.00
BRENT CRUDE FUTR JUL24 CON4 PUT 54 05/28/2024	9,714	3,508	54	05/24	0.01
BRENT CRUDE FUTR JUL24 CON4 PUT 56 05/28/2024	9,444	4,317	56	05/24	0.02
BRENT CRUDE FUTR JUL24 CON4 PUT 57 05/28/2024	2,968	1,619	57	05/24	0.01

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BXIIFMR1 Index	(0.15)%	Return of Index	At Maturity	Barclays Bank PLC	May 2024	21,027,093	3,513	3,513

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR MAR24 BOH4	(14,237)	03/24	(655,166)	(3.12)
CORN FUTURE MAR24 C H4	(1,542)	03/24	(691,024)	(3.29)
COCOA FUTURE JUL24 CCN4	249	07/24	1,168,355	5.56
WTI CRUDE FUTURE JUL24 CLN4	9,049	07/24	679,015	3.23
BRENT CRUDE FUTR MAY24 COK4	(8,621)	05/24	(692,012)	(3.29)
COTTON NO.2 FUTR MAR24 CTH4	(10,262)	03/24	(874,053)	(4.16)
GOLD 100 OZ FUTR APR24 GCJ4	772	04/24	1,595,929	7.59
COPPER FUTURE MAR24 HGH4	(2,860)	03/24	(1,117,167)	(5.31)
NY HARB ULSD FUT JUL24 HON4	3,078	07/24	790,540	3.76
COFFEE 'C' FUTURE JUL24 KCN4	3,217	07/24	610,855	2.90
KC HRW WHEAT FUT MAR24 KWH4	(989)	03/24	(614,893)	(2.92)
LME PRI ALUM FUTR MAR24 LAH24	(501)	03/24	(1,133,865)	(5.39)
LIVE CATTLE FUTR APR24 LCJ4	(8,705)	04/24	(1,573,068)	(7.48)
LEAN HOGS FUTURE APR24 LHJ4	(9,105)	04/24	(772,328)	(3.67)
LME NICKEL FUTURE MAR24 LNH4	(38)	03/24	(608,394)	(2.89)
LME COPPER FUTURE MAR24 LPH24	(51)	03/24	(438,236)	(2.08)
LME COPPER FUTURE JUL24 LPN24	92	07/24	795,125	3.78
LME ZINC FUTURE MAR24 LXH4	(312)	03/24	(786,524)	(3.74)
NATURAL GAS FUT MAR24 NGH24	(114,867)	03/24	(241,221)	(1.15)
LOW SU GASOIL G FUT JUL24 QSN4	1,006	07/24	777,775	3.70
SOYBEAN FUTURE MAR24 S H4	(793)	03/24	(969,595)	(4.61)
SUGAR #11 (WORLD) FUT MAY24 SBK4	41,009	05/24	953,465	4.53
SILVER FUTURE MAR24 SIH4	(12,410)	03/24	(287,530)	(1.37)
SOYBEAN MEAL FUTR MAR24 SMH4	(2,204)	03/24	(811,866)	(3.86)
WHEAT FUTURE(CBT) MAR24 WH24	(1,078)	03/24	(641,686)	(3.05)
GASOLINE RBOB FUT JUL24 XBN4	3,207	07/24	771,276	3.67

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSCOFMR1 Index	(0.17)%	Return of Index	At Maturity	Goldman Sachs International	May 2024	37,761,720	124,746	124,746

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to market movements and flows.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
COCOA FUTURE JUL24 CCN4	(0)	07/24	(1)	(0.00)
WTI CRUDE FUTURE MAR24 CLH4	0	03/24	34	0.00
BRENT CRUDE FUTR APR24 COJ4	0	04/24	3	0.00
COTTON NO.2 FUTR MAR24 CTH4	(27,102,707)	03/24	(23,083,376)	(60.93)
COTTON NO.2 FUTR MAY24 CTK4	26,705,540	05/24	23,076,257	60.91
CATTLE FEEDER FUT AUG24 FCQ4	2	08/24	5	0.00
CATTLE FEEDER FUT SEP24 FCU4	1	09/24	2	0.00
COPPER FUTURE MAR24 HGH4	(3)	03/24	(13)	(0.00)
NY HARB ULSD FUT MAR24 HOH4	(9,697,484)	03/24	(27,009,432)	(71.29)
NY HARB ULSD FUT APR24 HOJ4	9,939,011	04/24	27,037,091	71.36
NY HARB ULSD FUT JUN24 HOM4	(2,563,893)	06/24	(6,647,918)	(17.55)
NY HARB ULSD FUT JUL24 HON4	2,589,425	07/24	6,650,162	17.55
KC HRW WHEAT FUT JUL24 KWN4	0	07/24	2	0.00
LME PRI ALUM FUTR MAR24 LAH24	(10,569)	03/24	(23,938,269)	(63.18)
LME PRI ALUM FUTR APR24 LAJ24	10,517	04/24	23,942,708	63.20
LIVE CATTLE FUTR OCT24 LCV4	(1)	10/24	(1)	(0.00)
LEAN HOGS FUTURE JUN24 LHM4	(12,412,834)	06/24	(12,152,164)	(32.08)
LEAN HOGS FUTURE JUL24 LHN4	12,330,931	07/24	12,133,636	32.03
LEAN HOGS FUTURE OCT24 LHV4	5	10/24	4	0.00
LME NICKEL FUTURE MAR24 LNH4	(1,055)	03/24	(17,048,117)	(45.00)
LME NICKEL FUTURE APR24 LNJ4	1,050	04/24	17,049,249	45.00
LME COPPER FUTURE MAR24 LPH24	(2,729)	03/24	(23,387,981)	(61.73)
LME COPPER FUTURE APR24 LPJ24	2,721	04/24	23,395,004	61.75
NATURAL GAS FUT JUN24 NGM24	(9,115,674)	06/24	(21,595,032)	(57.00)
NATURAL GAS FUT JUL24 NGN24	8,535,276	07/24	21,645,459	57.13
LOW SU GASOIL G FUT JUN24 QSM4	(25,170)	06/24	(19,645,154)	(51.85)
LOW SU GASOIL G FUT JUL24 QSN4	25,374	07/24	19,614,478	51.77
LOW SU GASOIL G FUT SEP24 QSU4	(18,022)	09/24	(13,804,821)	(36.44)
LOW SU GASOIL G FUT OCT24 QSV4	18,056	10/24	13,794,959	36.41
SOYBEAN FUTURE NOV24 S X4	1	11/24	7	0.00
SUGAR #11 (WORLD) FUT MAY24 SBK4	(48)	05/24	(11)	(0.00)
SILVER FUTURE SEP24 SIU4	(974,922)	09/24	(23,198,260)	(61.23)
SILVER FUTURE DEC24 SIZ4	964,599	12/24	23,191,854	61.21
WHEAT FUTURE(CBT) JUL24 W N4	(2)	07/24	(12)	(0.00)
GASOLINE RBOB FUT MAR24 XBH4	(14,577,073)	03/24	(32,524,366)	(85.85)
GASOLINE RBOB FUT APR24 XBJ4	13,279,564	04/24	32,708,894	86.33

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan JCOPFMR1 Index	0.45%	Return of Index	At Maturity	JPMorgan Chase Bank, N.A.	May 2024	65,800,822	(298,861)	(298,861)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to fundamentals.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
CORN FUTURE MAR24 C H4	1,069,866	03/24	4,795,675	7.29
WTI CRUDE FUTURE MAR24 CLH4	33,747	03/24	2,559,701	3.89
COTTON NO.2 FUTR MAR24 CTH4	90,021	03/24	76,671	0.12
NY HARB ULSD FUT MAR24 HOH4	1,380,862	03/24	3,845,976	5.84
COFFEE 'C' FUTURE MAR24 KCH4	(1,581,856)	03/24	(3,069,591)	(4.66)
LME PRI ALUM FUTR MAR24 LAH24	1,649	03/24	3,734,219	5.68
LIVE CATTLE FUTR APR24 LCJ4	2,252,099	04/24	4,069,543	6.18
LEAN HOGS FUTURE APR24 LHJ4	4,629	04/24	3,927	0.01
LME LEAD FUTURE MAR24 LLH4	573	03/24	1,253,927	1.91
LME NICKEL FUTURE MAR24 LNH4	(99)	03/24	(1,596,056)	(2.43)
LME COPPER FUTURE MAR24 LPH24	96	03/24	823,367	1.25
LME ZINC FUTURE MAR24 LXH4	26	03/24	66,632	0.10
SOYBEAN FUTURE MAR24 S H4	(288,858)	03/24	(3,530,565)	(5.37)
WHEAT FUTURE(CBT) MAR24 WH24	25,819	03/24	153,687	0.23
GASOLINE RBOB FUT MAR24 XBH4	3,441,692	03/24	7,679,104	11.67

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MQCP012F Index	0.45%	Return of Index	At Maturity	Macquarie Bank Ltd.	May 2024	28,846,413	13,057	13,057

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
SOYBEAN OIL FUTR MAR24 BOH4	4,823,755	03/24	2,219,892	7.69
CORN FUTURE MAR24 C H4	(495,573)	03/24	(2,221,405)	(7.70)
COCOA FUTURE MAR24 CCH4	(618)	03/24	(2,978,315)	(10.32)
COTTON NO.2 FUTR MAR24 CTH4	2,617,277	03/24	2,229,135	7.72
GOLD 100 OZ FUTR APR24 GCJ4	1,082	04/24	2,236,779	7.75
NY HARB ULSD FUT MAR24 HOH4	(799,153)	03/24	(2,225,800)	(7.71)
COFFEE 'C' FUTURE MAR24 KCH4	(1,529,802)	03/24	(2,968,580)	(10.29)
KC HRW WHEAT FUT MAR24 KWH4	(351,792)	03/24	(2,188,146)	(7.58)
LIVE CATTLE FUTR APR24 LCJ4	1,220,868	04/24	2,206,108	7.64
BRENT CRUDE FUTR APR24 COJ4	26,896	04/24	2,166,480	7.51
LOW SU GASOIL G FUT MAR24 QSH4	(2,673)	03/24	(2,237,641)	(7.75)
LEAN HOGS FUTURE APR24 LHJ4	(2,613,578)	04/24	(2,216,967)	(7.68)
WHITE SUGAR (ICE) FUT MAY24 QWK4	3,413	05/24	2,225,753	7.71
LME PRI ALUM FUTR MAR24 LAH24	1,036	03/24	2,346,547	8.13
LME COPPER FUTURE MAR24 LPH24	273	03/24	2,338,486	8.10
LME NICKEL FUTURE MAR24 LNH4	(138)	03/24	(2,234,785)	(7.74)
LME LEAD FUTURE MAR24 LLH4	(1,027)	03/24	(2,249,464)	(7.79)
LME TIN FUTURE MAR24 LTH4	31	03/24	810,946	2.81
RED WHEAT FUT MGE MAR24 MWH4	317,103	03/24	2,195,145	7.61
LME ZINC FUTURE MAR24 LXH4	(372)	03/24	(936,051)	(3.24)
FCOJ-A FUTURE MAR24 JOH4	(204,611)	03/24	(730,052)	(2.53)
GASOLINE RBOB FUT MAR24 XBH4	966,095	03/24	2,155,552	7.47
SOYBEAN FUTURE MAR24 S H4	182,066	03/24	2,225,300	7.71
SUGAR #11 (WORLD) FUT MAR24 SBH4	9,280,332	03/24	2,239,344	7.76
SILVER FUTURE MAR24 SIH4	(95,540)	03/24	(2,213,577)	(7.67)
WHEAT FUTURE(CBT) MAR24 WH24	(366,462)	03/24	(2,181,365)	(7.56)

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
UBCMFMR1 Index	0.40%	Return of Index	At Maturity	UBS AG	May 2024	46,795,473	(95,684)	(95,684)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short commodity futures related to recent price history.

Futures Contracts Description	Number of Contracts	Expiration Date	Notional Value ($)	Weight (%)
NY HARB ULSD FUT MAR24 HOH4	1,135,774	3/24	3,163,358	6.77
NY HARB ULSD FUT JUL24 HON4	(823,007)	7/24	(2,113,646)	(4.53)
NY HARB ULSD FUT SEP24 HOU4	(414,151)	9/24	(1,056,084)	(2.26)
LIVE CATTLE FUTR APR24 LCJ4	4,286,867	4/24	7,746,368	16.59
LIVE CATTLE FUTR JUN24 LCM4	(2,903,053)	6/24	(5,192,836)	(11.12)
LIVE CATTLE FUTR AUG24 LCQ4	(1,453,355)	8/24	(2,600,415)	(5.57)
BRENT CRUDE FUTR MAY24 COK4	18,962	5/24	1,522,118	3.26
BRENT CRUDE FUTR JUL24 CON4	(12,767)	7/24	(1,015,995)	(2.18)
BRENT CRUDE FUTR NOV24 COX4	(6,533)	11/24	(509,051)	(1.09)
LME PRI ALUM FUTR MAR24 LAH24	(2,068)	3/24	(4,683,695)	(10.03)
LME PRI ALUM FUTR JUL24 LAN24	1,346	7/24	3,121,838	6.68
LME PRI ALUM FUTR SEP24 LAU24	665	9/24	1,558,407	3.34
GASOLINE RBOB FUT MAR24 XBH4	2,038,644	3/24	4,548,622	9.74
GASOLINE RBOB FUT JUL24 XBN4	(1,279,181)	7/24	(3,076,815)	(6.59)
GASOLINE RBOB FUT SEP24 XBU4	(664,240)	9/24	(1,540,970)	(3.30)
SOYBEAN FUTURE MAR24 S H4	(515,726)	3/24	(6,303,457)	(13.50)
SOYBEAN FUTURE JUL24 S N4	339,674	7/24	4,217,901	9.03
SOYBEAN FUTURE NOV24 S X4	175,427	11/24	2,104,680	4.51
SUGAR #11 (WORLD) FUT MAR24 SBH4	26,587,522	3/24	6,415,569	13.74
SUGAR #11 (WORLD) FUT JUL24 SBN4	(18,683,973)	7/24	(4,254,341)	(9.11)
SUGAR #11 (WORLD) FUT OCT24 SBV4	(9,358,587)	10/24	(2,121,592)	(4.54)
SOYBEAN MEAL FUTR MAR24 SMH4	(21,929)	3/24	(8,076,342)	(17.29)
SOYBEAN MEAL FUTR JUL24 SMN4	14,400	7/24	5,279,204	11.30
SOYBEAN MEAL FUTR DEC24 SMZ4	7,214	12/24	2,615,970	5.60
WHEAT FUTURE(CBT) MAR24 WH24	(523,830)	3/24	(3,118,098)	(6.68)
WHEAT FUTURE(CBT) JUL24 W N4	340,153	7/24	2,075,784	4.44
WHEAT FUTURE(CBT) SEP24 W U4	167,361	9/24	1,039,310	2.23

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $5,355,720.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	11,232,405	27,012	79,752	-	-	11,205,393	0.0%
Total	-	11,232,405	27,012	79,752	-	-	11,205,393

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	101,471,362	-	101,471,362	-

Money Market Funds	11,205,393	11,205,393	-	-
Total Investments in Securities:	112,676,755	11,205,393	101,471,362	-
Derivative Instruments: Assets
Swaps	155,079	-	155,079	-
Total Assets	155,079	-	155,079	-
Liabilities
Swaps	(486,999)	-	(486,999)	-
Total Liabilities	(486,999)	-	(486,999)	-
Total Derivative Instruments:	(331,920)	-	(331,920)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Commodity Risk
Swaps (a)	155,079	(486,999)
Total Commodity Risk	155,079	(486,999)
Total Value of Derivatives	155,079	(486,999)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $101,478,211)	$101,471,362
Fidelity Central Funds (cost $11,205,393)	11,205,393

Total Investment in Securities (cost $112,683,604)		$112,676,755
Cash		28,353
Receivable for investments sold		1,864,890
Distributions receivable from Fidelity Central Funds		51,256
Bi-lateral OTC swaps, at value		155,079
Prepaid expenses		23,491
Receivable from investment adviser for expense reductions		13,202
Total assets		114,813,026
Liabilities
Payable for investments purchased	$2,505,888
Bi-lateral OTC swaps, at value	486,999
Accrued management fee	42,153
Other affiliated payables	2,407
Other payables and accrued expenses	33,487
Total Liabilities		3,070,934
Net Assets		$111,742,092
Net Assets consist of:
Paid in capital		$111,999,999
Total accumulated earnings (loss)		(257,907)
Net Assets		$111,742,092
Net Asset Value, offering price and redemption price per share ($111,742,092 ÷ 11,200,000 shares)		$9.98
Consolidated Statement of Operations
		For the period December 14, 2023 (commencement of operations) through January 31, 2024 (Unaudited)
Investment Income
Interest		$710,616
Income from Fidelity Central Funds		79,752
Total Income		790,368
Expenses
Management fee	$63,215
Custodian fees and expenses	1,593
Independent trustees' fees and expenses	3,321
Registration fees	20,301
Audit	15,362
Miscellaneous	60
Total expenses before reductions	103,852
Expense reductions	(35,344)
Total expenses after reductions		68,508
Net Investment income (loss)		721,860
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Swaps	(640,998)
Total net realized gain (loss)		(640,998)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,849)
Swaps	(331,920)
Total change in net unrealized appreciation (depreciation)		(338,769)
Net gain (loss)		(979,767)
Net increase (decrease) in net assets resulting from operations		$(257,907)
Consolidated Statement of Changes in Net Assets

For the period December 14, 2023 (commencement of operations) through January 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$721,860
Net realized gain (loss)	(640,998)
Change in net unrealized appreciation (depreciation)	(338,769)
Net increase (decrease) in net assets resulting from operations	(257,907)
Share transactions
Proceeds from sales of shares	112,000,299
Cost of shares redeemed	(300)

Net increase (decrease) in net assets resulting from share transactions	111,999,999
Total increase (decrease) in net assets	111,742,092

Net Assets
Beginning of period	-
End of period	$111,742,092

Other Information
Shares
Sold	11,200,030
Redeemed	(30)
Net increase (decrease)	11,200,000

Consolidated Financial Highlights
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund

Six months ended (Unaudited) January 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.08)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total Return D,E	(.20)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.74% H
Expenses net of fee waivers, if any	.50% H
Expenses net of all reductions	.50% H
Net investment income (loss)	5.13% H
Supplemental Data
Net assets, end of period (000 omitted)	$111,742
Portfolio turnover rate I	-% J

AFor the period December 14, 2023 (commencement of operations) through January 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JAmount not annualized.

 Notes to Consolidated Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Consolidated Subsidiary.
The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	Net Assets of Subsidiary	% of Fund's Net Assets
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	Fidelity SAI Alternative Risk Premia Commodity Strategy Fund Cayman Ltd.	23,839,976	21.3

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,081,967
Gross unrealized depreciation	(828,440)
Net unrealized appreciation (depreciation)	$253,527
Tax cost	$112,091,308

5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were primarily used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, a fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. A fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $35,344.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Alternatives Fund
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	98%
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 14, 2023 to January 31, 2024). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value January 31, 2024	Expenses Paid During Period

Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund	.50%
Actual		$ 1,000	$ 998.00	$ .67C
Hypothetical-B		$ 1,000	$ 1,022.62	$ 2.54D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 49 / 366 (to reflect the period December 14, 2023 to January 31, 2024).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund
At its November 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements with affiliates of FDS (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of Fidelity's supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing assets and trading derivatives instruments.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's proposed management fee and total expenses, the Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time.
Comparisons of Management Fees and Total Expense Ratios. The information provided to the Board indicated that the fund's proposed management fee rate ranked below the competitive median fee rate of funds with a similar Morningstar investment mandate, regardless of whether their management fee structures are comparable. Further, the information provided to the Board indicated that the projected total net expense ratio of the fund ranked below the competitive median of the similar sales load structure group. The Board noted that there are no mutual fund competitors with a similar strategy with which to compare fees, making such comparisons less meaningful.
Among other things, the Board considered that there are no mutual fund competitors with similar strategies to the fund offered with exposure to a single asset class against which to assess the competitiveness of the fund's fees, but that Fidelity had identified a limited number of comparable competitor multi-asset class alternative risk premia funds or multi-strategy funds that include certain alternative risk premia as one component of a broader strategy. The data reviewed by the Board also included gross and net total expense comparisons of the fund relative to a selected group of competitive funds and classes that have a similar sales load structure to the fund.
Other Contractual Arrangements. The Board noted that FDS has agreed to contractually limit the fund's total operating expenses, with certain limited exceptions, to 50 basis points.
Based on its review, the Board concluded that the management fee and the projected total expenses of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive, and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for the fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be approved through November 2025.

1.9910545.100
COA-SANN-0324
Fidelity® SAI Alternative Risk Premia Strategy Fund

Semi-Annual Report
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

U.S. Treasury Bills, yield at date of purchase 5.29% 3/14/24	91.9
Asset Allocation (% of Fund's net assets)

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Obligations - 91.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% 3/14/24 (b) (Cost $24,450,186)	24,600,000	24,448,536

Money Market Funds - 10.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $2,694,021)	2,693,482	2,694,021

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $27,144,207)	27,142,557
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(537,416)
NET ASSETS - 100.0%	26,605,141

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
BAFXFMR1 Index	0.12%	Return of Index	At Maturity	Bank of America, N.A.	May 2024	57,780,296	47,121	47,121

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to price and inflation data.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	03/24	(1,021,477)	(1.77)
EUR	USD	03/24	3,543,027	6.13
GBP	USD	03/24	1,201,185	2.08
NZD	USD	03/24	1,261,714	2.18
USD	BRL	03/24	(1,256,552)	(2.17)
CAD	USD	03/24	772,794	1.34
USD	CHF	03/24	(5,674,662)	(9.81)
USD	CLP	03/24	(945,464)	(1.64)
USD	CNH	03/24	(1,126,111)	(1.95)
COP	USD	03/24	761,063	1.32
USD	CZK	03/24	(2,278,968)	(3.94)
USD	HUF	03/24	(609,977)	(1.06)
IDR	USD	03/24	3,029,708	5.24
INR	USD	03/24	3,720,390	6.43
JPY	USD	03/24	5,830,910	10.08
USD	KRW	03/24	(1,758,141)	(3.04)
USD	MXN	03/24	(1,912,512)	(3.31)
USD	NOK	03/24	(5,777,420)	(9.99)
USD	PEN	03/24	(503,935)	(0.87)
PHP	USD	03/24	2,307,120	3.99
USD	PLN	03/24	(1,104,527)	(1.91)
SEK	USD	03/24	1,889,990	3.27
USD	SGD	03/24	(2,947,127)	(5.10)
THB	USD	03/24	2,959,326	5.12
TWD	USD	03/24	289,035	0.50
ZAR	USD	03/24	1,387,463	2.40

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSFXFMR1 Index	0.00%	Return of Index	At Maturity	Goldman Sachs International	May 2024	20,692,790	(9,953)	(9,953)

The following table(s) represent disclosures associated with the underlying components of the total return index at period end. Strategy: Long/short FX Forwards related to interest rates.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	AUD	02/24	(77,988)	(0.38)
USD	AUD	02/24	(55,268)	(0.27)
USD	AUD	02/24	(71,960)	(0.35)
USD	AUD	02/24	(93,390)	(0.45)
USD	AUD	02/24	(86,323)	(0.42)
USD	AUD	02/24	(72,539)	(0.35)
USD	AUD	02/24	(47,804)	(0.23)
USD	AUD	02/24	(47,859)	(0.23)
USD	AUD	02/24	(45,120)	(0.22)
USD	AUD	02/24	(63,432)	(0.31)
USD	AUD	02/24	(66,728)	(0.32)
USD	AUD	02/24	(82,652)	(0.40)
USD	AUD	02/24	(110,160)	(0.53)
USD	AUD	02/24	(93,188)	(0.45)
USD	AUD	02/24	(82,506)	(0.40)
USD	AUD	02/24	(95,581)	(0.46)
BRL	USD	02/24	124,302	0.60
BRL	USD	03/24	141,493	0.68
BRL	USD	02/24	134,410	0.65
BRL	USD	02/24	139,596	0.67
BRL	USD	02/24	139,736	0.68
BRL	USD	02/24	139,133	0.67
BRL	USD	02/24	139,123	0.67
BRL	USD	02/24	139,238	0.67
BRL	USD	02/24	417,246	2.02
BRL	USD	02/24	139,109	0.67
BRL	USD	02/24	140,312	0.68
BRL	USD	02/24	283,119	1.37
BRL	USD	02/24	141,220	0.68
BRL	USD	02/24	141,446	0.68
BRL	USD	02/24	141,874	0.69
BRL	USD	02/24	140,389	0.68
BRL	USD	02/24	140,703	0.68
BRL	USD	02/24	140,424	0.68
BRL	USD	02/24	140,263	0.68
USD	CHF	02/24	(136,301)	(0.66)
USD	CHF	03/24	(141,986)	(0.69)
USD	CHF	02/24	(137,596)	(0.67)
USD	CHF	02/24	(138,809)	(0.67)
USD	CHF	02/24	(138,539)	(0.67)
USD	CHF	02/24	(138,390)	(0.67)
USD	CHF	02/24	(138,520)	(0.67)
USD	CHF	02/24	(139,402)	(0.67)
USD	CHF	02/24	(139,475)	(0.67)
USD	CHF	02/24	(140,483)	(0.68)
USD	CHF	02/24	(139,746)	(0.68)
USD	CHF	02/24	(141,002)	(0.68)
USD	CHF	02/24	(141,664)	(0.68)
USD	CHF	02/24	(143,162)	(0.69)
USD	CHF	02/24	(143,629)	(0.69)
USD	CHF	02/24	(143,583)	(0.69)
USD	CHF	02/24	(143,225)	(0.69)
USD	CHF	02/24	(143,391)	(0.69)
USD	CHF	02/24	(142,084)	(0.69)
USD	CHF	02/24	(143,015)	(0.69)
USD	CHF	02/24	(142,300)	(0.69)
USD	CHF	02/24	(141,971)	(0.69)
CLP	USD	02/24	35,510	0.17
CLP	USD	03/24	88,148	0.43
CLP	USD	02/24	11,340	0.05
CLP	USD	02/24	15,292	0.07
CLP	USD	02/24	36,819	0.18
CLP	USD	02/24	27,639	0.13
CLP	USD	02/24	22,274	0.11
CLP	USD	02/24	7,404	0.04
CLP	USD	02/24	43,664	0.21
CLP	USD	02/24	17,304	0.08
CLP	USD	02/24	93,716	0.45
USD	CNH	02/24	(12,716)	(0.06)
USD	CNH	02/24	(6,864)	(0.03)
USD	CNH	02/24	(12,912)	(0.06)
USD	CNH	02/24	(3,361)	(0.02)
USD	CNH	02/24	(806)	(0.00)
USD	CNH	02/24	(2,403)	(0.01)
USD	CNH	02/24	(76,276)	(0.37)
USD	CNH	02/24	(89,912)	(0.43)
USD	CNH	02/24	(79,968)	(0.39)
USD	CNH	02/24	(139,302)	(0.67)
CZK	USD	02/24	5,407	0.03
USD	EUR	02/24	(6,094)	(0.03)
HUF	USD	02/24	137,044	0.66
HUF	USD	03/24	142,394	0.69
HUF	USD	02/24	138,173	0.67
HUF	USD	02/24	138,742	0.67
HUF	USD	02/24	137,702	0.67
HUF	USD	02/24	137,170	0.66
HUF	USD	02/24	137,456	0.66
HUF	USD	02/24	138,592	0.67
HUF	USD	02/24	137,781	0.67
HUF	USD	02/24	138,781	0.67
HUF	USD	02/24	138,393	0.67
HUF	USD	02/24	139,084	0.67
HUF	USD	02/24	140,031	0.68
HUF	USD	02/24	141,268	0.68
HUF	USD	02/24	141,588	0.68
HUF	USD	02/24	141,199	0.68
HUF	USD	02/24	141,124	0.68
HUF	USD	02/24	142,692	0.69
HUF	USD	02/24	141,972	0.69
HUF	USD	02/24	142,493	0.69
HUF	USD	02/24	142,763	0.69
HUF	USD	02/24	144,147	0.70
IDR	USD	02/24	27,221	0.13
IDR	USD	02/24	10,533	0.05
USD	ILS	02/24	(13,172)	(0.06)
USD	ILS	02/24	(25,188)	(0.12)
USD	ILS	02/24	(32,984)	(0.16)
USD	ILS	02/24	(27,540)	(0.13)
USD	ILS	02/24	(1,698)	(0.01)
USD	ILS	02/24	(18,150)	(0.09)
INR	USD	02/24	139,126	0.67
INR	USD	03/24	141,226	0.68
INR	USD	02/24	139,707	0.68
INR	USD	02/24	140,159	0.68
INR	USD	02/24	140,637	0.68
INR	USD	02/24	140,691	0.68
INR	USD	02/24	140,808	0.68
INR	USD	02/24	141,018	0.68
INR	USD	02/24	31,072	0.15
INR	USD	02/24	30,949	0.15
INR	USD	02/24	36,905	0.18
INR	USD	02/24	32,197	0.16
INR	USD	02/24	30,323	0.15
INR	USD	02/24	283,531	1.37
INR	USD	02/24	142,272	0.69
INR	USD	02/24	142,133	0.69
INR	USD	02/24	141,690	0.69
INR	USD	02/24	141,510	0.68
INR	USD	02/24	141,531	0.68
INR	USD	02/24	74,515	0.36
INR	USD	02/24	141,598	0.68
USD	JPY	02/24	(133,800)	(0.65)
USD	JPY	03/24	(142,687)	(0.69)
USD	JPY	02/24	(134,865)	(0.65)
USD	JPY	02/24	(137,014)	(0.66)
USD	JPY	02/24	(138,218)	(0.67)
USD	JPY	02/24	(137,998)	(0.67)
USD	JPY	02/24	(138,045)	(0.67)
USD	JPY	02/24	(138,380)	(0.67)
USD	JPY	02/24	(139,832)	(0.68)
USD	JPY	02/24	(140,611)	(0.68)
USD	JPY	02/24	(139,361)	(0.67)
USD	JPY	02/24	(140,973)	(0.68)
USD	JPY	02/24	(141,944)	(0.69)
USD	JPY	02/24	(143,561)	(0.69)
USD	JPY	02/24	(143,653)	(0.69)
USD	JPY	02/24	(143,553)	(0.69)
USD	JPY	02/24	(142,892)	(0.69)
USD	JPY	02/24	(143,325)	(0.69)
USD	JPY	02/24	(141,907)	(0.69)
USD	JPY	02/24	(142,690)	(0.69)
USD	JPY	02/24	(143,243)	(0.69)
USD	JPY	02/24	(142,426)	(0.69)
USD	KRW	02/24	(25,956)	(0.13)
USD	KRW	03/24	(141,194)	(0.68)
USD	KRW	02/24	(257)	(0.00)
USD	KRW	02/24	(72,575)	(0.35)
USD	KRW	02/24	(96,915)	(0.47)
USD	KRW	02/24	(141,097)	(0.68)
USD	KRW	02/24	(141,390)	(0.68)
USD	KRW	02/24	(141,452)	(0.68)
USD	KRW	02/24	(141,778)	(0.69)
MXN	USD	02/24	138,044	0.67
MXN	USD	03/24	141,237	0.68
MXN	USD	02/24	139,177	0.67
MXN	USD	02/24	139,627	0.68
MXN	USD	02/24	139,689	0.68
MXN	USD	02/24	138,586	0.67
MXN	USD	02/24	138,139	0.67
MXN	USD	02/24	139,312	0.67
MXN	USD	02/24	139,730	0.68
MXN	USD	02/24	139,887	0.68
MXN	USD	02/24	138,783	0.67
MXN	USD	02/24	139,746	0.68
MXN	USD	02/24	141,867	0.69
MXN	USD	02/24	143,320	0.69
MXN	USD	02/24	142,369	0.69
MXN	USD	02/24	141,718	0.69
MXN	USD	02/24	141,359	0.68
MXN	USD	02/24	142,953	0.69
MXN	USD	02/24	141,277	0.68
MXN	USD	02/24	142,090	0.69
MXN	USD	02/24	141,440	0.68
MXN	USD	02/24	141,613	0.68
USD	NOK	02/24	(86,489)	(0.42)
USD	NOK	02/24	(78,762)	(0.38)
USD	NOK	02/24	(74,933)	(0.36)
USD	NOK	02/24	(85,091)	(0.41)
USD	NOK	02/24	(69,394)	(0.34)
USD	NOK	02/24	(68,304)	(0.33)
USD	NOK	02/24	(59,616)	(0.29)
USD	NOK	02/24	(64,763)	(0.31)
USD	NOK	02/24	(80,184)	(0.39)
USD	NOK	02/24	(72,065)	(0.35)
USD	NOK	02/24	(72,855)	(0.35)
USD	NOK	02/24	(64,423)	(0.31)
USD	NOK	02/24	(65,155)	(0.32)
USD	NOK	02/24	(55,096)	(0.27)
USD	NOK	02/24	(48,278)	(0.23)
USD	NOK	02/24	(49,057)	(0.24)
USD	NOK	02/24	(39,839)	(0.19)
PHP	USD	03/24	46,939	0.23
PHP	USD	02/24	18,003	0.09
PHP	USD	02/24	32,751	0.16
PHP	USD	02/24	26,611	0.13
PHP	USD	02/24	11,232	0.05
PHP	USD	02/24	12,505	0.06
PHP	USD	02/24	139,663	0.68
PHP	USD	02/24	140,693	0.68
PHP	USD	02/24	140,438	0.68
PHP	USD	02/24	140,246	0.68
PHP	USD	02/24	140,423	0.68
PHP	USD	02/24	21,456	0.10
PHP	USD	02/24	27,140	0.13
PHP	USD	02/24	31,311	0.15
PHP	USD	02/24	72,638	0.35
PHP	USD	02/24	141,245	0.68
PHP	USD	02/24	67,307	0.33
USD	SEK	02/24	(106,175)	(0.51)
USD	SEK	03/24	(142,608)	(0.69)
USD	SEK	02/24	(127,919)	(0.62)
USD	SEK	02/24	(124,051)	(0.60)
USD	SEK	02/24	(97,891)	(0.47)
USD	SEK	02/24	(107,424)	(0.52)
USD	SEK	02/24	(112,784)	(0.55)
USD	SEK	02/24	(139,697)	(0.68)
USD	SEK	02/24	(139,210)	(0.67)
USD	SEK	02/24	(140,568)	(0.68)
USD	SEK	02/24	(140,019)	(0.68)
USD	SEK	02/24	(141,316)	(0.68)
USD	SEK	02/24	(134,773)	(0.65)
USD	SEK	02/24	(115,897)	(0.56)
USD	SEK	02/24	(118,743)	(0.57)
USD	SEK	02/24	(120,729)	(0.58)
USD	SEK	02/24	(143,014)	(0.69)
USD	SEK	02/24	(143,546)	(0.69)
USD	SEK	02/24	(142,334)	(0.69)
USD	SEK	02/24	(142,959)	(0.69)
USD	SEK	02/24	(142,762)	(0.69)
USD	SEK	02/24	(143,066)	(0.69)
USD	TWD	02/24	(133,815)	(0.65)
USD	TWD	03/24	(140,770)	(0.68)
USD	TWD	02/24	(135,837)	(0.66)
USD	TWD	02/24	(136,384)	(0.66)
USD	TWD	02/24	(137,882)	(0.67)
USD	TWD	02/24	(138,398)	(0.67)
USD	TWD	02/24	(835,491)	(4.04)
USD	TWD	02/24	(141,882)	(0.69)
USD	TWD	02/24	(142,697)	(0.69)
USD	TWD	02/24	(38,268)	(0.19)
USD	TWD	02/24	(101,817)	(0.49)
USD	TWD	02/24	(141,479)	(0.68)
USD	TWD	02/24	(282,865)	(1.37)
ZAR	USD	02/24	94,310	0.46
ZAR	USD	02/24	98,218	0.47
ZAR	USD	02/24	98,317	0.48
ZAR	USD	02/24	85,976	0.42
ZAR	USD	02/24	100,592	0.49
ZAR	USD	02/24	105,277	0.51
ZAR	USD	02/24	110,308	0.53
ZAR	USD	02/24	110,487	0.53
ZAR	USD	02/24	104,862	0.51
ZAR	USD	02/24	108,922	0.53
ZAR	USD	02/24	112,069	0.54
ZAR	USD	02/24	114,759	0.55
ZAR	USD	02/24	118,771	0.57
ZAR	USD	02/24	126,851	0.61
ZAR	USD	02/24	127,173	0.61
ZAR	USD	02/24	117,971	0.57
ZAR	USD	02/24	112,666	0.54
ZAR	USD	02/24	69,501	0.34
ZAR	USD	02/24	68,013	0.33
ZAR	USD	02/24	74,682	0.36

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
GSFXFMR2 Index	(0.20)%	Return of Index	At Maturity	Goldman Sachs International	May 2024	14,404,048	(1,395)	(1,395)

Strategy: Long/short FX Spot related to market movements and flows represented with intraday positions.

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSFXFMRE Index	0.06%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	May 2024	23,312,839	7,141	7,141

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
USD	CLP	02/24	(692,276)	(2.97)
RON	USD	02/24	1,118,694	4.80
USD	THB	02/24	(997,118)	(4.27)
ZAR	USD	02/24	561,989	2.41

Total Return Swaps
Underlying Reference	Fund Pays	Fund Receives	Payment Frequency	Counterparty	Maturity Date	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
MSFXFMRD Index	0.03%	Return of Index	At Maturity	Morgan Stanley Capital Services LLC	May 2024	15,759,561	(2,048)	(2,048)

The following table(s) represent disclosures associated with the underlying components of the total return index swap at period end. Strategy: Long/short FX Forwards related to market volatility.

Currency Purchased	Currency Sold	Maturity Date	Notional Value ($)	Weight (%)
AUD	USD	02/24	327,268	2.08
CAD	USD	02/24	548,320	3.48
USD	CHF	02/24	(1,467,367)	(9.31)
EUR	USD	02/24	423,590	2.69
USD	GBP	02/24	(1,613,802)	(10.24)
USD	JPY	02/24	(1,142,049)	(7.25)
NOK	USD	02/24	221,552	1.41
NZD	USD	02/24	327,110	2.08
SEK	USD	02/24	274,020	1.74

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $5,001,216.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	2,721,030	27,009	19,435	-	-	2,694,021	0.0%
Total	-	2,721,030	27,009	19,435	-	-	2,694,021

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	24,448,536	-	24,448,536	-

Money Market Funds	2,694,021	2,694,021	-	-
Total Investments in Securities:	27,142,557	2,694,021	24,448,536	-
Derivative Instruments: Assets
Swaps	54,262	-	54,262	-
Total Assets	54,262	-	54,262	-
Liabilities
Swaps	(13,396)	-	(13,396)	-
Total Liabilities	(13,396)	-	(13,396)	-
Total Derivative Instruments:	40,866	-	40,866	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Swaps (a)	54,262	(13,396)
Total Foreign Exchange Risk	54,262	(13,396)
Total Value of Derivatives	54,262	(13,396)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $24,450,186)	$24,448,536
Fidelity Central Funds (cost $2,694,021)	2,694,021

Total Investment in Securities (cost $27,144,207)		$27,142,557
Cash		11,184
Interest receivable		97,297
Distributions receivable from Fidelity Central Funds		12,323
Bi-lateral OTC swaps, at value		54,262
Prepaid expenses		23,491
Receivable from investment adviser for expense reductions		12,245
Total assets		27,353,359
Liabilities
Payable for swaps	$705,745
Bi-lateral OTC swaps, at value	13,396
Accrued management fee	9,973
Other affiliated payables	577
Other payables and accrued expenses	18,527
Total Liabilities		748,218
Net Assets		$26,605,141
Net Assets consist of:
Paid in capital		$27,002,702
Total accumulated earnings (loss)		(397,561)
Net Assets		$26,605,141
Net Asset Value, offering price and redemption price per share ($26,605,141 ÷ 2,700,275 shares)		$9.85
Statement of Operations
		For the period December 14, 2023 (commencement of operations) through January 31, 2024 (Unaudited)
Investment Income
Interest		$171,216
Income from Fidelity Central Funds		19,435
Total Income		190,651
Expenses
Management fee	$15,020
Custodian fees and expenses	843
Independent trustees' fees and expenses	796
Registration fees	7,756
Audit	13,697
Miscellaneous	60
Total expenses before reductions	38,172
Expense reductions	(21,893)
Total expenses after reductions		16,279
Net Investment income (loss)		174,372
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Swaps	(608,449)
Total net realized gain (loss)		(608,449)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,650)
Swaps	40,866
Total change in net unrealized appreciation (depreciation)		39,216
Net gain (loss)		(569,233)
Net increase (decrease) in net assets resulting from operations		$(394,861)
Statement of Changes in Net Assets

For the period December 14, 2023 (commencement of operations) through January 31, 2024 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$174,372
Net realized gain (loss)	(608,449)
Change in net unrealized appreciation (depreciation)	39,216
Net increase (decrease) in net assets resulting from operations	(394,861)
Distributions to shareholders	(2,700)

Share transactions
Proceeds from sales of shares	27,000,300
Reinvestment of distributions	2,700
Cost of shares redeemed	(298)

Net increase (decrease) in net assets resulting from share transactions	27,002,702
Total increase (decrease) in net assets	26,605,141

Net Assets
Beginning of period	-
End of period	$26,605,141

Other Information
Shares
Sold	2,700,030
Issued in reinvestment of distributions	275
Redeemed	(30)
Net increase (decrease)	2,700,275

Financial Highlights
Fidelity® SAI Alternative Risk Premia Strategy Fund

Six months ended (Unaudited) January 31, 2024 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.06
Net realized and unrealized gain (loss)	(.21)
Total from investment operations	(.15)
Distributions from net investment income	- D
Net asset value, end of period	$9.85
Total Return E,F	(1.49)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.14% I
Expenses net of fee waivers, if any	.50% I
Expenses net of all reductions	.50% I
Net investment income (loss)	5.22% I
Supplemental Data
Net assets, end of period (000 omitted)	$26,605
Portfolio turnover rate J	-% K

AFor the period December 14, 2023 (commencement of operations) through January 31, 2024.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024

1. Organization.
Fidelity SAI Alternative Risk Premia Strategy Fund (the Fund) is a non-diversified fund of Fidelity Greenwood Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$223,828
Gross unrealized depreciation	(13,396)
Net unrealized appreciation (depreciation)	$210,432
Tax cost	$26,972,991

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, a fund will receive a payment from or make a payment to the counterparty. A fund enters into total return swaps to manage its market exposure.

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2025. Some expenses, for example certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $21,893.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Alternatives Fund
Fidelity SAI Alternative Risk Premia Strategy Fund	93%

8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 14, 2023 to January 31, 2024). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value January 31, 2024	Expenses Paid During Period

Fidelity® SAI Alternative Risk Premia Strategy Fund	.50%
Actual		$ 1,000	$ 985.10	$ .66C
Hypothetical-B		$ 1,000	$ 1,022.62	$ 2.54D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 49 / 366 (to reflect the period December 14, 2023 to January 31, 2024).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity SAI Alternative Risk Premia Strategy Fund
At its November 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the fund's management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements with affiliates of FDS (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requested and considered a broad range of information.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of Fidelity's supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in managing assets and trading derivatives instruments.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's proposed management fee and total expenses, the Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time.
Comparisons of Management Fees and Total Expense Ratios. The information provided to the Board indicated that the fund's proposed management fee rate ranked below the competitive median fee rate of funds with a similar Morningstar investment mandate, regardless of whether their management fee structures are comparable. Further, the information provided to the Board indicated that the projected total net expense ratio of the fund ranked below the competitive median of the similar sales load structure group. The Board noted that there are no mutual fund competitors with a similar strategy with which to compare fees, making such comparisons less meaningful.
Among other things, the Board considered that there are no mutual fund competitors with similar strategies to the fund offered with exposure to a single asset class against which to assess the competitiveness of the fund's fees, but that Fidelity had identified a limited number of comparable competitor multi-asset class alternative risk premia funds or multi-strategy funds that include certain alternative risk premia as one component of a broader strategy. The data reviewed by the Board also included gross and net total expense comparisons of the fund relative to a selected group of competitive funds and classes that have a similar sales load structure to the fund.
Other Contractual Arrangements. The Board noted that FDS has agreed to contractually limit the fund's total operating expenses, with certain limited exceptions, to 50 basis points.
Based on its review, the Board concluded that the management fee and the projected total expenses of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive, and the other factors considered.
Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.
Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee for the fund was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be approved through November 2025.

1.9911837.100
CUA-SANN-0324

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Greenwood Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Greenwood Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Greenwood Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	March 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	March 27, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 27, 2024